Finance income, net (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Finance expense income [Abstract]
Interest income	₨ 3,726		₨ 2,677	₨ 2,278
Fair value changes and profit on sale of financial instruments measured at FVTPL, net	2,359		3,554	3,149
Foreign exchange gain/(loss), net	1,785		1,322	278
Finance income	7,870	$ 84	7,553	5,705
Interest expense	(3,738)		(2,829)	(1,711)
Finance expense	(3,738)	(40)	(2,829)	(1,711)
Finance income, net	₨ 4,132	$ 44	₨ 4,724	₨ 3,994